SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncements (Details) - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments	1	1